UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

Item 1. Report to Stockholders.

(a)

Towle Value ETF Ticker: TCV Listed on: NYSE Arca, Inc.	May 31, 2026 Annual Shareholder Report https://www.towleetfs.com/

This annual shareholder report contains important information about the Towle Value ETF (the “Fund”) for the period of October 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.towleetfs.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$112	1.02%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	1 Year	5 Years	10 Years
Towle Value ETF - NAV	35.54%	3.54%	7.95%
S&P 500 Total Return Index	29.78%	14.15%	15.65%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.towleetfs.com/for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
SUMMARY OF RESULTS
For the Period ending May 31, 2026, the Fund was up 20.41% (NAV, net of fees). This compares to 22.15% for the S&P 500 Total Return Index. The Fund invests in companies the Sub-Adviser considers to be undervalued.
TOP PERFORMANCE CONTRIBUTORS
Energy | From a portfolio allocation perspective, the biggest contributor to positive performance was the Fund’s exposure to the Energy sector. Two holdings in this sector produced returns north of 135% for the Period – ProPetro Holding Corp. (PUMP) and Liberty Energy, Inc. (LBRT). Par Pacific Holdings, Inc. (PARR) and PBF Energy Inc. (PBF) also returned over 35% during the Period.
Information Technology | The second largest contributor to positive performance during the Period was the Fund’s exposure to the Information Technology sector. TD SYNNEX Corporation (SNX), Arrow Electronics, Inc. (ARW), and Methode Electronics, Inc. (MEI) and yielded returns greater than 55% for the Period.
Consumer Discretionary | The Consumer Discretionary sector was the third largest contributor to the Fund’s portfolio, led by Gold.com, Inc. (GOLD), BorgWarner Inc. (BWA), Lear Corporation (LEAR), and Magna International Inc. (MGA) all returning over 40% for the Period.

Annual Shareholder Report: May 31, 2026

Towle Value ETF Ticker: TCV Listed on: NYSE Arca, Inc.	May 31, 2026 Annual Shareholder Report https://www.towleetfs.com/

TOP PERFORMANCE DETRACTORS
Health Care | The largest detractor to the Fund’s performance was the Health Care sector, which was down approximately 43% during the Period. This underperformance was led by Accendra Health, Inc. (ACH), down approximately 41% for Period.

KEY FUND STATISTICS (as of Period End)
Net Assets	$202,135,322	Portfolio Turnover Rate*	89%
# of Portfolio Holdings	42	Fund Advisory Fees	$662,279
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	18.4%
Industrials	14.4%
Energy	13.3%
Materials	12.4%
Information Technology	12.3%
Financials	10.6%
Consumer Staples	7.8%
Health Care	5.4%
Communication Services	2.3%
Real Estate	2.3%
Cash and Cash Equivalents	0.8%

TOP 10 HOLDINGS (as a % of Net Assets)
Oscar Health, Inc. - Class A	3.6%
TD SYNNEX Corp.	3.5%
BorgWarner, Inc.	3.4%
Arrow Electronics, Inc.	3.3%
United Natural Foods, Inc.	3.3%
Cleveland-Cliffs, Inc.	3.3%
Magna International, Inc.	2.9%
ArcBest Corp.	2.8%
Molina Healthcare, Inc.	2.8%
Gold.com, Inc.	2.8%
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s current prospectus, which is available at www.towleetfs.com or by calling (215) 330-4476.
On March 13, 2026, the Towle Value Fund, a mutual fund and series of Investment Managers Series Trust (the “Predecessor Fund”), reorganized into the Towle Value ETF. In the reorganization, the Fund acquired all of the assets and assumed all of the liabilities of the Predecessor Fund, and the Predecessor Fund’s financial and performance history was adopted by the Fund. Following the reorganization, former Predecessor Fund shareholders who received Fund shares hold shares of an exchange-traded fund that are bought and sold on NYSE Arca at market prices, rather than shares of a mutual fund purchased and redeemed directly at net asset value. For accounting and performance purposes, the Predecessor Fund is treated as the accounting survivor. Accordingly, the financial and performance information in this report for periods before the reorganization reflects the Predecessor Fund.
In connection with the reorganization, the Fund began operating under a unitary management fee of 0.85% of its average daily net assets. Before the reorganization, the Predecessor Fund paid Towle & Co. a management fee of 0.79% and separately bore its other operating expenses, subject to a contractual net expense limit of 1.20%. Empowered Funds, LLC dba EA Advisers now serves as the Fund’s investment adviser, and Towle & Co. continues to manage the Fund’s portfolio as its investment sub-adviser. The Fund’s investment objective remained the same, and its principal investment strategies are substantially similar to those of the Predecessor Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.towleetfs.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: May 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 5/31/2026
(a) Audit Fees	$7,250
(b) Audit-Related Fees	N/A
(c) Tax Fees	$1,750
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 99.2%
Communication Services - 2.3%
Publishing - 2.3%
Scholastic Corp.	115,131	$4,662,805

Consumer Discretionary - 18.4%
Apparel Retail - 2.0%
Zumiez, Inc. (a)	167,867	4,134,564

Apparel, Accessories & Luxury Goods - 2.5%
PVH Corp.	53,218	4,964,175

Automotive Parts & Equipment - 11.1%
BorgWarner, Inc.	95,412	6,852,490
Fox Factory Holding Corp. (a)	233,695	4,215,858
Lear Corp.	39,313	5,626,476
Magna International, Inc.	89,797	5,815,254
		22,510,078
Distributors - 2.8%
Gold.com, Inc.	132,983	5,626,511
Total Consumer Discretionary		37,235,328

Consumer Staples - 7.8%
Agricultural Products & Services - 2.3%
Bunge Global SA	36,810	4,538,673

Food Distributors - 3.3%
United Natural Foods, Inc. (a)	130,836	6,718,429

Food Retail - 2.2%
Ingles Markets, Inc. - Class A	49,944	4,418,046
Total Consumer Staples		15,675,148

Energy - 13.3%
Coal & Consumable Fuels - 1.9%
Peabody Energy Corp.	138,522	3,747,020

Oil & Gas Equipment & Services - 7.3%
Liberty Energy, Inc.	185,871	5,438,586
NOV, Inc.	233,017	4,651,019
ProPetro Holding Corp. (a)	307,788	4,696,845
		14,786,450
The accompanying notes are an integral part of these financial statements.

1

TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Oil & Gas Refining & Marketing - 4.1%
Par Pacific Holdings, Inc. (a)	81,656	$4,585,801
PBF Energy, Inc. - Class A	93,344	3,799,101
		8,384,902
Total Energy		26,918,372

Financials - 10.6%
Asset Management & Custody Banks - 2.3%
Artisan Partners Asset Management, Inc. - Class A	125,038	4,681,423

Life & Health Insurance - 3.6%
Oscar Health, Inc. - Class A (a)	328,965	7,312,892

Regional Banks - 4.7%
Capitol Federal Financial, Inc.	337,382	2,621,458
Eastern Bankshares, Inc.	111,515	2,200,191
First Busey Corp.	89,909	2,460,809
Prosperity Bancshares, Inc.	31,702	2,186,170
		9,468,628
Total Financials		21,462,943

Health Care - 5.4%
Managed Health Care - 5.4%
Molina Healthcare, Inc. (a)	32,481	5,638,702
Progyny, Inc. (a)	210,241	5,373,760
Total Health Care		11,012,462

Industrials - 14.4%
Cargo Ground Transportation - 2.8%
ArcBest Corp.	41,267	5,640,786

Commercial Printing - 2.4%
Deluxe Corp.	198,601	4,824,018

Construction & Engineering - 1.9%
Fluor Corp. (a)	83,544	3,822,974

Diversified Support Services - 2.1%
Healthcare Services Group, Inc. (a)	203,135	4,184,581

The accompanying notes are an integral part of these financial statements.

2

TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Electrical Components & Equipment - 2.6%
Atkore, Inc.	63,159	$5,230,197

Human Resource & Employment Services - 2.6%
Insperity, Inc.	154,349	5,320,410
Total Industrials		29,022,966

Information Technology - 12.3%
Application Software - 2.7%
Five9, Inc. (a)	225,525	5,491,534

Electronic Manufacturing Services - 2.8%
Methode Electronics, Inc.	479,822	5,537,146

Technology Distributors - 6.8%
Arrow Electronics, Inc. (a)	31,453	6,750,757
TD SYNNEX Corp.	26,756	6,990,808
		13,741,565
Total Information Technology		24,770,245

Materials - 12.4%
Commodity Chemicals - 2.1%
AdvanSix, Inc.	186,632	4,188,022

Specialty Chemicals - 1.9%
Stepan Co.	74,579	3,941,500

Steel - 8.4%
Alpha Metallurgical Resources, Inc. (a)	26,757	5,323,840
Cleveland-Cliffs, Inc. (a)	485,819	6,607,138
Ryerson Holding Corp.	174,381	4,987,297
		16,918,275
Total Materials		25,047,797

Real Estate - 2.3%
Real Estate Services - 2.3%
Compass, Inc. - Class A (a)	563,443	4,637,136
TOTAL COMMON STOCKS (Cost $154,300,793)		200,445,202

The accompanying notes are an integral part of these financial statements.

3

TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 3.55% (b)	1,636,064	$1,636,064
TOTAL MONEY MARKET FUNDS (Cost $1,636,064)		1,636,064

TOTAL INVESTMENTS - 100.0% (Cost $155,936,857)		$202,081,266
Other Assets in Excess of Liabilities - 0.0% (c)		54,056
TOTAL NET ASSETS - 100.0%		$202,135,322

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

4

TOWLE VALUE ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026

ASSETS:
Investments, at value (See Note 2)	$202,081,266
Dividends receivable	183,934
Dividend tax reclaims receivable	11,078
Total assets	202,276,278

LIABILITIES:
Payable to adviser (See Note 3)	140,956
Total liabilities	140,956
NET ASSETS	$202,135,322

NET ASSETS CONSIST OF:
Paid-in capital	$165,465,315
Total distributable earnings	36,670,007
Total net assets	$202,135,322

Net assets	$202,135,322
Shares issued and outstanding (unlimited shares authorized without par value)	6,441,603
Net asset value per share	$31.38

COST:
Investments, at cost	$155,936,857

The accompanying notes are an integral part of these financial statements.

TOWLE VALUE ETF
STATEMENTS OF OPERATIONS

	For the Period Ended May 31, 2026 (a)(b)	For the Year Ended September 30, 2025
INVESTMENT INCOME:
Dividend income	$1,121,551	$1,458,350
Less: Dividend withholding taxes	(25,993)	(23,351)
Total investment income	1,095,558	1,434,999

EXPENSES:
Investment advisory fee (See Note 3)	662,279	680,677
Fund administration and accounting fees	62,301	132,404
Shareholder service fees	28,191	33,374
Registration fees	25,652	33,089
Transfer agent fees and expenses	20,042	37,191
Insurance fees	9,712	4,932
Custody fees	9,340	22,584
Trustees' fees	7,898	14,279
Chief Compliance Officer fees	7,414	13,979
Shareholder reporting fees	5,747	15,056
Legal fees	5,418	26,972
Auditing fees	3,000	19,923
Interest expense	2	2
Miscellaneous	—	4,172
Other expenses and fees	2,853	—
Total expenses	849,849	1,038,634
Fee waiver from adviser (See Note 3)	(17,975)	(4,693)
Net expenses	831,874	1,033,941
NET INVESTMENT INCOME (LOSS)	263,684	401,058

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,227,117)	(3,353,530)
In-kind redemptions	9,373,874	—
Net realized gain (loss)	6,146,757	(3,353,530)

Net change in unrealized appreciation (depreciation) on:
Investments	24,866,864	4,511,967
Net change in unrealized appreciation (depreciation)	24,866,864	4,511,967
Net realized and unrealized gain (loss)	31,013,621	1,158,437
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,277,305	$1,559,495

(a) The Fund acquired all the assets and liabilities of the Towle Value Fund (the “Predecessor Fund”), in a reorganization on March 13, 2026. The Fund acquired the Towle Value Fund’s performance and financial history and will be used going forward. As a result, the information up to and including March 13, 2026, reflects that of the Towle Value Fund.
(b) For the period October 1, 2025 to May 31, 2026. See Note 1.
The accompanying notes are an integral part of these financial statements.

TOWLE VALUE ETF
STATEMENT OF CHANGES IN NET ASSETS

	Period ended May 31, 2026 (a)(b)	Year ended September 30, 2025	Year ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$263,684	$401,058	$495,229
Net realized gain (loss)	6,146,757	(3,353,530)	10,441,622
Net change in unrealized appreciation (depreciation)	24,866,864	4,511,967	(4,395,253)
Net increase (decrease) in net assets from operations	31,277,305	1,559,495	6,541,598

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(473,080)	(10,868,850)	(2,448,521)
Total distributions to shareholders	(473,080)	(10,868,850)	(2,448,521)

CAPITAL TRANSACTIONS:
Shares sold	28,711,870	15,193,778	16,557,536
Shares issued from reinvestment of distributions	422,757	10,555,515	2,353,244
Shares issued from reorganization(a)	84,463,736	—	—
Shares redeemed	(31,395,583)	(30,435,510) (c)	(20,801,542) (c)
Net increase (decrease) in net assets from capital transactions	82,202,780	(4,686,217)	(1,890,762)

NET INCREASE (DECREASE) IN NET ASSETS	113,007,005	(13,995,572)	2,202,315

NET ASSETS:
Beginning of the period	89,128,317	103,123,889	100,921,574
End of the period	$202,135,322	$89,128,317	$103,123,889

SHARES TRANSACTIONS
Shares sold	1,028,162	1,005,995	880,767
Shares issued from reinvestment of distributions	25,176	621,644	130,808
Shares converted at time of reorganization(a)	(1,997,968)	—	—
Shares issued from reorganization(a)	3,130,000	—	—
Shares redeemed	(1,270,777)	(1,845,312)	(1,103,673)
Total increase (decrease) in shares outstanding	914,593	(217,673)	(92,098)

(a) The Fund acquired all the assets and liabilities of the Predecessor Fund in a reorganization on March 13, 2026. The Towle Value Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including March 13, 2026, reflects that of the Towle Value Fund. As a part of the reorganization, the Fund had a conversion ratio of 0.61574863:1 (i.e., shareholders of the Towle Value Fund received 0.61574863 shares of the Fund for each share of the Towle Value Fund) after the close of business March 13, 2026. See Note 1.
(b) For the period October 1, 2025 to May 31, 2026. See Note 1.
(c) Net of redemption fee proceeds of $4,442 and $7,288 respectively.
The accompanying notes are an integral part of these financial statements.

TOWLE VALUE ETF

FINANCIAL HIGHLIGHTS

	Period ended May 31, 2026 (h)	Year ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$26.20	$29.15	$28.08	$25.95	$29.72	$17.86

INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.05	0.11	0.13	0.18	(0.03)	(0.11)
Net realized and unrealized gain (loss) on investments (b)	5.22	0.36	1.61	4.16	(3.74)	11.99
Total from investment operations	5.27	0.47	1.74	4.34	(3.77)	11.88

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.11)	(0.23)	—	—	(0.02)
Net realized gains	—	(3.31)	(0.44)	(2.21)	—	—
Total distributions	(0.09)	(3.42)	(0.67)	(2.21)	—	(0.02)

Redemption fee per share (a)	—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$31.38	$26.20	$29.15	$28.08	$25.95	$29.72

TOTAL RETURN (d)	20.41 (h)	1.02%	6.23%	16.46%	-12.68%	66.47%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$202,135	$89,128	$103,124	$100,922	$91,982	$114,430
Ratio of expenses to average net assets:
Before expense waiver/recoupment (e)	1.05%	1.21%	1.15%	1.12%	1.10%	1.10%
After expense waiver/recoupment (e)	1.02%	1.20%	1.15%	1.12%	1.10%	1.10%
Ratio of dividends, interest and borrowing expense to average net assets (e)	0.00% (f)	0.00% (f)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets (e)	0.32%	0.47%	0.45%	0.65%	(0.09)%	(0.42)%
Portfolio turnover rate (d)(g)	89%	100%	56%	58%	80%	50%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	The Fund acquired all the assets and liabilities of the Predecessor Fund in a reorganization on March 13, 2026. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including March 13, 2026, reflects that of the Towle Value Fund. As a part of the reorganization, the Fund had a conversion ratio of 0.61574863:1 (i.e., shareholders of the Towle Value Fund received 0.61574863 shares of the Fund for each share of the Towle Value Fund) after the close of business March 13, 2026. See Note 1. Share amounts for all periods have been adjusted to reflect the conversion ratio of 0.61574863.
The accompanying notes are an integral part of these financial statements.

TOWLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

NOTE 1 – ORGANIZATION

Towle Value ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on October 31, 2011. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

The Fund acquired all the assets and liabilities of the Towle Value Fund, a series of Investment Managers Series Trust (the "Predecessor Fund"), in a reorganization on March 13, 2026. The Predecessor Fund's performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including March 13, 2026, reflects that of the Predecessor Fund except as to the net asset value of the Fund, which was retained. As a part of the reorganization and due to the retention of the net asset value, the Fund had a conversion ratio of 0.61574863:1 after the close of business March 13, 2026, which resulted in the reduction of 1,997,968 Predecessor Fund shares at the time of the reorganization. For financial reporting purposes, the Predecessor Fund is deemed to be the accounting survivor, and as a result, the financial statements and financial highlights do not reflect the operations of the Fund except as to the combined operations of the Predecessor Fund and the Fund after the reorganization. The assets received and shares issued by the Fund as part of the reorganization were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The Fund is the legal and tax survivor of the reorganization. The fiscal year end of the combined operations of the Predecessor Fund and the Fund changed to May 31 effective with the reorganization.

As of March 13, 2026, the net assets of the Predecessor Fund were $86,397,725, including $13,219,228 of net unrealized appreciation of investments, and the net assets of the Fund were $84,463,736, including $8,996,120 of net unrealized appreciation of investments, all of which were merged in the Fund at the closing of the reorganization. For the purpose of financial reporting, as the Predecessor Fund was the accounting survivor, the transfer of net assets resulted in the issuance of 3,130,000 additional shares of the Fund and a NAV per share of the Fund of $26.99 at the closing of the reorganization. The reorganization was accomplished by a tax-free exchange of shares. There was no substantial change in the objective of the investment portfolio before and after the reorganization. There are no material differences in accounting policies of the Predecessor Fund as compared to that of the Fund. The Fund did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor Fund did not affect the Fund’s portfolio turnover ratio for the period ended May 31, 2026.

Assuming the merger had been completed on October 1, 2025, the beginning of the annual reporting period of the Predecessor Fund, the Fund’s pro forma results of operations for the fiscal period ended May 31, 2026, were $47,008,864 of net realized and unrealized gains on investments and $665,985 of net investment income, for a combined total increase from operations of $47,674,849. As the investment portfolios have been managed as a single integrated portfolio since the merger was complete, it is not practical to separate the amounts of revenue and earnings of the pre-merger Fund that have been included in the Fund’s statement of operations since March 13, 2026.

Shares of the Fund are listed and traded on NYSE Arca, Inc. (“NYSE”) (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the

TOWLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is May 31, 2026, and the period covered by these Notes to Financial Statements is from October 1, 2025 to May 31, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net

TOWLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$200,445,202	$—	$—	$200,445,202
Money Market Funds	1,636,064	—	—	1,636,064
Total Investments	$202,081,266	$—	$—	$202,081,266

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

TOWLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Fund did not incur any interest or penalties.

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

TOWLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. Other reclassifications include the net income and realized gains of the Fund and Predecessor Fund prior to the date of the reorganization due to retaining the accounting history of the Predecessor Fund and the legal survivorship of the Fund (see Note 1). As such, they have been reclassified from distributable earnings to paid-in capital. For the Current Fiscal Period, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(12,007,241)	$12,007,241

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

TOWLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.85%. Prior to the reorganization, the Predecessor Fund paid an annual rate of 0.79% to the current Sub-Adviser monthly based on average daily net assets. In addition, the Predecessor Fund capped total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) at an annual rate of 1.20% of the average daily net assets.

Towle & Co. (the “Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Predecessor Fund imposed redemption fees, at the sub-advisor's discretion, of 2.00% of total redemptions amount on all shares redeemed within 90 days of purchase. For the years ended September 30, 2025 and 2024, the Predecessor Fund received $4,442 and $7,288, respectively, in redemption fees. The Fund no longer incurs redemption fees, as of the reorganization.

The Investment Managers Series Trust, on behalf of the Predecessor Fund, adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. For the periods ended September 30, 2025 and May 31, 2026, shareholder servicing fees incurred are disclosed on the Statement of Operations. The Trust no longer has a shareholder servicing plan as of the the reorganization.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$109,272,885	$112,542,557

TOWLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$27,276,006	$24,292,532

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period, were as follows:

Tax cost of Investments	$158,830,591
Gross tax unrealized appreciation	47,866,703
Gross tax unrealized depreciation	(4,616,028)
Net tax unrealized appreciation (depreciation)	$43,250,675
Undistributed ordinary income	318,983
Undistributed long-term gain	—
Total distributable earnings	318,983
Other accumulated gain (loss)	(6,899,651)
Total accumulated gain (loss)	$36,670,007

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the Current Fiscal Period, the Fund did not defer any post-October capital losses.

For the Current Fiscal Period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(5,021,244)	$(1,878,407)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the Current Fiscal Period and fiscal year ended September 30, 2025 were as follows:

	Fiscal Period Ended May 31, 2026(a)	Fiscal Year Ended September 30, 2025
Ordinary Income	$473,080	$375,000
Net Long-Term Capital Gains	—	10,493,850
Total	$473,080	$10,868,850

(a) The Fund acquired all the assets and liabilities of the Predecessor Fund in a reorganization on March 13, 2026. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including March 13, 2026, reflects that of the Predecessor Fund. As a part of the reorganization, the Fund had a conversion ratio of 0.61574863:1 (i.e., shareholders of the Predecessor Fund received 0.61574863 shares of the Fund for each share of the Predecessor ETF) after the close of business March 13, 2026. See Note 1.

TOWLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to Current Fiscal Period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Towle Value ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Towle Value ETF (formerly, Towle Value Fund) (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of May 31, 2026, the related statement of operations for the period ended May 31, 2026 and for the year ended September 30, 2025, the statement of changes in net assets for the period ended May 31, 2026 and for each of the two years ended September 30, 2025 and the financial highlights for the period ended May 31, 2026 and for each of the five years ended September 30, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 30, 2026

TOWLE VALUE ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period, for the Fund was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 3, 2026